Subsequent Events (Tables)	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Schedule of New Bank Borrowings

As the date the audited consolidated financial statements were available to be issued, the Company has new bank borrowings in the amount of $4,259,727 (RMB 30,325,000) as following:

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
China Zheshang Bank Co., ltd		2,000,000	$280,938	10/17/2025	10/16/2026	1.55%
China Zheshang Bank Co., ltd		3,000,000	421,408	12/19/2025	12/18/2026	1.55%
Zhejiang Commercial Bank Co.,Ltd.		4,595,000	645,456	10/22/2025	07/17/2032	3.00%
Zhejiang Commercial Bank Co.,Ltd.		8,270,000	1,161,680	11/18/2025	07/17/2032	3.00%
Zhejiang Commercial Bank Co.,Ltd.		2,160,000	303,413	11/28/2025	07/17/2032	3.00%
Zhejiang Commercial Bank Co.,Ltd.		10,300,000	1,446,832	12/05/2025	07/17/2032	3.00%
Total	RMB	30,325,000	$4,259,727